Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (42.81%)
US Government and Agency Obligations (42.81%)
$ 1,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.090%	06/18/40	$707,911
1,000,000	Federal Farm Credit Banks Funding Corp.(a)	4.140%	08/02/38	931,899
5,500,000	Federal Farm Credit Banks Funding Corp.(a)	4.850%	04/28/42	5,340,051
500,000	Federal Farm Credit Banks Funding Corp.(a)	5.050%	08/18/42	493,095
7,000,000	Federal Farm Credit Banks Funding Corp.(a)	5.480%	06/27/42	6,867,229
7,000,000	Federal Home Loan Banks(a)	2.170%	06/08/40	4,905,390
8,000,000	Federal Home Loan Banks(a)	2.200%	06/30/45	4,909,998
1,000,000	Federal Home Loan Banks(a)	5.110%	08/15/42	983,119
2,300,000	Federal Home Loan Banks(a)	5.200%	09/28/37	2,282,379
525,000	Federal Home Loan Banks(b)	5.500%	07/15/36	566,068
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	992,262

				28,979,401

Total Government Bonds
(Cost $34,845,487)				28,979,401

Municipal Bonds (47.60%)
Illinois (3.22%)
2,055,000	State of Illinois, Build America Bonds, General Obligation Unlimited	7.100%	07/01/35	2,180,482

New York (0.60%)
401,662	New York State Dormitory Authority, Build America Bonds Series H, Revenue Bonds(c)	5.289%	03/15/33	406,825

Puerto Rico (43.78%)
9,512,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/46	3,538,117
9,217,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/51	2,504,046
4,591,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(c)	4.329%	07/01/40	4,591,718
487,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(c)	4.500%	07/01/34	487,053
137,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(c)	4.536%	07/01/53	130,458
451,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(c)	4.550%	07/01/40	452,447
460,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Taxable Restructured Series A-2, Revenue Bonds(a),(c)	4.550%	07/01/40	399,364
3,316,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(c)	4.750%	07/01/53	3,273,624
3,746,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(c)	4.784%	07/01/58	3,664,177
10,616,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(c)	5.000%	07/01/58	10,598,775

				29,639,779

Total Municipal Bonds
(Cost $31,624,999)				32,227,086

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Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Preferred Stocks (19.55%)
$ 800,000	Universal Group, Inc.(a),(e)	7.150%	07/29/26	$13,232,800

Total Preferred Stocks
(Cost $11,800,000)				13,232,800

Total Investments (109.96%)
(Cost $78,270,486)				$74,439,287
Liabilities in Excess of Other Assets (-9.96%)				(6,743,483)

NET ASSETS (100.00%)				$67,695,804

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Perpetual investment. Date shown reflects the next call date.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Santander Capital(a)	Federal Farm Credit Banks Funding Corp. 5.480% due 6/27/2042	3.83%	6/23/2026	7/1/2026	$400,341	$441,465	$400,000
Santander Capital(a)	Federal Farm Credit Banks Funding Corp. 5.480% due 6/27/2042; Federal Home Loan Banks 5.020% due 9/28/2037	3.83%	6/23/2026	7/7/2026	$7,235,761	$7,904,349	$7,225,000
Santander Capital(a)	Federal Home Loan Banks 5.020% due 9/28/2037	3.83%	6/24/2026	7/1/2026	$100,074	$109,157	$100,000

							$7,725,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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